Dividends	12 Months Ended
Dec. 31, 2024
Disclosure of dividend [abstract]
Dividends

NOTE 42. DIVIDENDS
The Ordinary and Extraordinary Shareholders' Meeting held on April 30, 2024 approved the distribution of cash dividends in the amount of Ps.65,000,000 (equivalent to Ps.101,354,505 at December 31, 2024), which represented Ps.44.08 (amount stated in Argentine pesos) per share.
In addition, at said Meeting, the use of the Reserve for the eventual distribution of profits for up to Ps.386,635,827 (equivalent to Ps.602,881,306 at December 31, 2024) was approved, delegating to the Board of Directors the power to pay it on one or more occasions, subject to approval and to the terms and conditions that the subsidiary Banco Galicia obtains from the Argentine Central Bank with respect to the payment of dividends.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	89,395,929
05.23.24	140,261,066	192,904,127
06.28.24	146,118,828	192,164,921
07.24.24	152,806,782	193,173,730
The Ordinary and Extraordinary Shareholders' Meeting held on April 25, 2023, approved the distribution of cash dividends in the amount of Ps.10,000,000 (equivalent to Ps.60,480,424 at December 31, 2024), which represented Ps.6.78 (figure expressed in Argentine pesos) per share.
Additionally, at the same Shareholders´ Meeting, the distribution of cash dividends in the amount of Ps.75,000,000 (equivalent to Ps.453,603,231 on December 31, 2024) was approved, delegating to the Board of Directors the power to pay it on one or more occasions until the annual meeting that discusses the income of the current fiscal year.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.23	35,000,000	181,189,858
06.12.23	12,500,000	61,076,126
07.10.23	12,500,000	57,432,142
08.08.23	12,500,000	51,077,291
09.11.23	12,500,000	45,301,467
The Ordinary and Extraordinary Shareholders’ Meeting held on April 26, 2022, approved the distribution of cash dividends in the amount of Ps.11,000,000 (equivalent to Ps.135,915,356 on December 31, 2024), which represented Ps.7.46 (figure expressed in Argentine pesos) per share. On May 9, 2022, the aforementioned dividends were paid to the Company's shareholders.
Additionally, at the same Shareholders´ Meeting, the distribution of cash dividends in the amount of Ps.8,000,000 (equivalent to Ps.98,847,542 at December 31, 2024) was approved, delegating to the Board of Directors the power to partially pay it twice in the months of September 2022 and January 2023.
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.09.22	11,000,000	122,003,372
09.12.22	4,000,000	34,542,542
01.09.23	4,000,000	27,775,433